Note 18 - Financial Instruments and Risk Management - Accounts Receivable Aging (Details)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 SDG ( )	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SDG ( )	Dec. 31, 2016 USD ($)	Dec. 31, 2016 SDG ( )
Statement Line Items [Line Items]
Product sales		$ 713,744	273,815	$ 493,925		$ 292,849
Loss allowance	[1]	(40,615)
		946,944		493,925		292,849
Current [member]
Statement Line Items [Line Items]
Product sales		892,343		330,731		125,610
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Product sales		34,331		56,094		16,346
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Product sales		60,885				75,816
Later than three months [member]
Statement Line Items [Line Items]
Product sales				$ 107,100		$ 75,077

[1]	The Company applies IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.